ASSET UNDER DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Extractive Industries [Abstract]
Schedule of Asset Under Development

(in thousands of $)	2015	2014
Purchase price installments	495,518	344,386
Interest costs capitalized	4,187	443
Other costs capitalized	1,317	376
	501,022	345,205